Stock-Based Compensation	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Restructuring Cost and Reserve [Line Items]
Stock-Based Compensation

Note 16. Stock-Based Compensation

Pursuant to the Amended and Restated Limited Liability Company Agreement dated August 2025 to provide appropriate equity-based incentives to key employees, the Company issued Profit Interest Units to individuals in exchange for services rendered to or on behalf of the Company. These units, once granted, are generally subject to vesting conditions, which may vary by individual.

Profit Interest Units do not require any capital contribution and entitle holders to share in the future appreciation of the Company’s fair market value through distributions. A Profit Interest Unit becomes eligible for distributions only if: (i) the unit is vested as of the distribution date, and (ii) the total distribution amount exceeds a threshold (or “Participation Threshold”) amount established by the Board on the date of grant. Holders of Profit Interest Units, however, have no voting rights with respect to such units on matters concerning the Company’s business or affairs.

The Profit Interest Units are accounted for as unit-based compensation in accordance with ASC 718, Compensation – Stock Compensation. These units generally vest over two years and do not have a contractual expiration date. The Profit Interest Units are subject to forfeiture until the service-based vesting requirement is satisfied through continued employment or service with the Company.

Pursuant to the terms of the award agreements, all outstanding unvested Profit Interest Units vested upon the closing of the Business Combination on May 8, 2026. In connection with the Business Combination, all vested and unvested Profit Interest Units were converted into shares of the Company’s Class A common stock in accordance with the terms of the merger agreement.

The following is a summary of the Class A common stock converted from Profit Interest Units activity for the six months ended June 30, 2026:

	Class A Common Stock Converted from Profit Interest Units	Weighted Average Participation Threshold
Unvested balance as of December 31, 2025	13,847,261	$1,322
Granted	-	-
Vested	(13,847,261)	(1,322)
Forfeited	-	-
Unvested balance as of June 30, 2026	-	$-
Vested balance as of June 30, 2026	14,241,982	$1,417
Conversion	(14,241,982)	$(1,417)
Outstanding as of June 30, 2026	-	$-

During the three months ended June 30, 2026 and 2025, the Company recognized stock-based compensation expense of $50 and $204, respectively related to the Class B Units. During the six months ended June 30, 2026 and 2025, the Company recorded stock-based compensation expense of $248 and $406, respectively related to the Profit Interest Units, recorded in selling, general and administrative (excluding depreciation and amortization) in the interim condensed consolidated statement of operations. As of June 30, 2026, all Profit Interest Units were vested and there was no remaining unrecognized compensation cost related to these awards.

Non-employee Share-Based Award

During the three months ended June 30, 2026, the Company recognized stock-based compensation expense of $7,020 related to an equity-classified share-based award granted to a consultant in connection with the Business Combination. The award was accounted for pursuant to ASC 718, Compensation-Stock Compensation. The grant-date fair value of the award was determined using a Monte Carlo simulation model due to the presence of market-based vesting conditions. The award became fully vested during the three months ended June 30, 2026, and no unrecognized compensation cost remained as of June 30, 2026. See Note 2 - Business Combination, and Note 14 - Related Party Transactions, for additional information regarding the consulting agreement award.

The following weighted-average assumptions were used in the Monte Carlo simulation:

Volatility	75.0%
Risk-free interest rate	4.15%
Dividend yield	0.00%
Maximum term (years)	7.0
Stock price at grant date	$20.97

During the three months ended June 30, 2026, all market-based vesting conditions associated with the award were achieved and the award became fully vested. As a result, the Company recognized $7,020 of stock-based compensation expense within selling, general and administrative expenses in the Company’s interim condensed consolidated statements of operations during the three and six months ended June 30, 2026. No unrecognized compensation cost related to this award remained as of June 30, 2026.

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Stock-Based Compensation

Note 12. Unit-Based Compensation

Pursuant to the Amended and Restated Limited Liability Company Agreement dated August 2025 to provide appropriate equity-based incentives to key employees, the Company issued Profit Interest Units to individuals in exchange for services rendered to or on behalf of the Company. These units, once granted, are generally subject to vesting conditions, which may vary by individual.

Profit Interest Units do not require any capital contribution and entitle holders to share in the future appreciation of the Company’s fair market value through distributions. A Profit Interest Unit becomes eligible for distributions only if: (i) the unit is vested as of the distribution date, and (ii) the total distribution amount exceeds a threshold (or “Participation Threshold”) amount established by the Board on the date of grant. Holders of Profit Interest Units, however, have no voting rights with respect to such units on matters concerning the Company’s business or affairs.

The Profit Interest Units are accounted for as unit-based compensation in accordance with ASC 718, Compensation - Stock Compensation. These units generally vest over two years and do not have a contractual expiration date. The Profit Interest Units are subject to forfeiture until the service-based vesting requirement is satisfied through continued employment or service with the Company.

The following is a summary of the Profit Interest Unit activity for the year ended December 31, 2025:

	Profit Interest Units	Weighted Average Profit Interest Unit Participation Threshold
Unvested balance as of December 31, 2023	-	$-
Granted	3,643	1,000
Vested	-	-
Forfeited	-	-
Unvested balance as of December 31, 2024	3,643	1,000
Granted	506	4,418
Vested	(126)	4,418
Forfeited	-	-
Unvested balance as of December 31, 2025	4,023	$1,322
Vested balance as of December 31, 2025	126	$4,418

During the years ended December 31, 2025, the Company granted 506 profit interest units that include post-termination restrictive covenants. The Company determined that these awards do not contain substantive service conditions for accounting purposes under ASC 718. Accordingly, compensation cost related to these awards was recognized upon grant based on the grant date fair value.

During the years ended December 31, 2025 and 2024, the Company recorded unit-based compensation expense of $13,425 and $568, respectively, related to the Profit Interest Units to selling, general and administrative expense within the consolidated statements of operations. As of December 31, 2025, unrecognized unit-based compensation expense related to the Profit Interest Units was $248, which is expected to be recognized over a weighted-average period of approximately 0.41 years.

The weighted-average grant date fair value per Profit Interest Units granted during the year ended December 31, 2025 and 2024 were $24,921 and $448, respectively. The total fair value of vested options during December 31, 2025 and 2024 was $3,152 and $0, respectively.

The Company estimated the fair value of the Profit Interest Units using the OPM on the date of grant. The assumptions used in the OPM were as follows:

	December 31,
	2025	2024
Weighted average expected term (years)	0.59	6.00
Weighted average expected volatility	80.8%	77.5%
Risk-free interest rate	3.8%	4.2%
Dividend yield	0%	0%
Weighted average Marketability Discount	14.4%	32.5%